LORD ABBETT AFFILIATED FUND

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Lord Abbett Affiliated Fund (the “Registrant”)
1933 Act File No. 002-10638
1940 Act File No. 811-00005

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 97 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Commission on February 28, 2008 with an effective date of March 1, 2008.

Sincerely yours,

/s/ Bergela Piram
Bergela Piram
Paralegal
Lord, Abbett & Co. LLC